OTHER COMPREHENSIVE (LOSS) INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$ (1,193)	$ 1,111	$ (990)
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	19	118	0
(Losses) gains on hedges of net investments in foreign operations, net of income tax expense (benefit) of $10 million (2017 - ($18) million; 2016 - $19 million)	386	(530)	678
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	0	(45)	0
Foreign currency translation	(788)	654	(312)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $25 million (2017 - $18 million; 2016 - $(23) million)	34	77	(36)
Cash flow hedges	34	77	(36)
Available-for-sale securities
Net change in unrealized (losses) gains on available-for-sale securities, net of income tax of nil (2017 - nil; 2016 - nil)	0	(5)	5
Available-for-sale securities	0	(5)	5
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	(9)	5	4
Share of gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of nil (2017 - $1 million; 2016 – $3 million)	1	0	(10)
Share of unrealized gains (losses) on available-for-sale securities, net of income tax of nil (2017 - nil; 2016 - nil)	0	6	0
Equity accounted investments	(8)	11	(6)
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income tax benefit of $2 million (2017 - nil; 2016 - nil)	(2)	0	0
Share of revaluation surplus on equity accounted investments, net of income tax expense (benefit) of ($5) million (2017 - nil, 2016 -$27 million)	92	58	13
Net remeasurement gains (losses) on defined benefit plan, net of income tax expense of nil (2017 – nil; 2016 – nil)	2	(1)	0
Revaluation surplus, net of income tax expense of $1 million (2017 –$1 million; 2016 – nil)	254	86	90
Items that will not be reclassified to net income:	346	143	103
Total other comprehensive income (loss)	$ (416)	$ 880	$ (246)